Partly-Owned Subsidiaries with Material Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Non controlling Interest [Abstract]
Summary of interests in subsidiaries
Details of the Group’s subsidiaries that have material
non-controlling
interests are set out below:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Percentage of equity interest held by non-controlling interests:
Zhongshi Credit Management Co., Ltd.	10%	10%	10%
Ping An Consumer Finance Co., Ltd.	30%	30%	30%

Net profit/(loss) for the year allocated to non-controlling interests:
Zhongshi Credit Management Co., Ltd.	(4,147)	(33,157)	28,845
Ping An Consumer Finance Co., Ltd.	147,078	305,160	359,504

	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Accumulated balances of non-controlling interests at the reporting date:
Zhongshi Credit Management Co., Ltd.	16,962	(16,196)	12,649
Ping An Consumer Finance Co., Ltd.	1,531,485	1,838,074	2,197,579

Summary of financial information of subsidaries
The following tables illustrate the summarized financial information of the above subsidiaries for the year then ended. The amounts disclosed are before any inter-company eliminations:

	Zhongshi Credit Management Co., Ltd.	Ping An Consumer Finance Co., Ltd.
2023
Revenue	611,280	3,530,998
Total expenses	658,324	2,889,025

2024
Revenue	206,301	4,311,091
Total expenses	639,791	2,962,464

2025
Revenue	824,481	4,491,427
Total expenses	435,647	2,892,871